Investment Strategy - Cambria Chesapeake Pure Trend ETF	Oct. 22, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing pursuant to a trend following program (the “Pure Trend Strategy”). Using the Pure Trend Strategy, the Fund will invest in futures contracts and futures-related instruments (such as forwards) and spot contracts in global markets across a wide range of asset classes, including equities, fixed income, currencies and commodities.

In addition, the Fund invests in cash, short-term U.S. Treasury securities, money market funds, and cash equivalents (the “Cash Strategy”).

The Fund’s portfolio is managed by sub-advisers Chesapeake Capital Corporation (“Chesapeake”) and Cambria Investment Management, L.P. (“Cambria”). Chesapeake manages the Fund’s Pure Trend Strategy, while Cambria manages the Cash Strategy. The Fund’s returns mainly arise from the Pure Trend Strategy.

The Fund’s portfolio is usually comprised of approximately 100 securities and financial instruments, which the Fund invests in directly or indirectly via the Subsidiary (described below). The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

The Pure Trend Strategy - Overview.

Chesapeake manages the Fund’s investments using their proprietary long-term trend following strategy. This Program generates long and short trade signals based on market indicators such as current prices and moving average prices. Chesapeake’s trade decisions are primarily automated, relying on computer-driven models to identify buying and selling opportunities. The Pure Trend Strategy seeks to preserve capital while also seeking to provide positive annual returns.

The Pure Trend Strategy analyzes various market metrics, including price action, market volatility, open interest, and daily trading volume, to predict market opportunities and identify recurring price patterns. The data comes from a wide array of markets, such as U.S. and non-U.S. stock indices, single stocks, ETFs, fixed income futures, currencies, and commodities.

Chesapeake analyzes multiple market metrics to generate trend-following long and short trade signals (i.e., investment decisions) for derivatives transactions. The Fund invests in long and short exchange-traded commodity futures contracts, exchange-traded equity indices futures contracts, options on futures contracts and commodities; spot and forward currency contracts; equity securities, and cash and cash equivalents. The strategy seeks to preserve capital while also seeking to provide positive annual returns.

The Fund’s derivatives holdings relate to fixed-income instruments, currencies (including up to 2% of the Fund’s total assets (based on notional value) in digital currencies), and commodities (e.g., agricultural products, energies, precious and industrial metals). The Fund does not invest directly in digital currencies; rather the Fund invests in crypto assets only indirectly via exchange-traded futures contracts.

See “Additional Information About the Fund’s Principal Investment Strategies” for a more complete description of the Pure Trend Strategy.

Cash Strategy

Cambria manages the Fund’s Cash Strategy, which is principally used for margin and collateral purposes for the Fund’s derivatives transactions. The portion of the Fund’s portfolio allocated to the Cash Strategy is invested in U.S. government securities (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) such as Treasury bonds (i.e., 10-to-30-year maturity), Treasury notes (i.e., two- to ten-year maturity), and Treasury Inflation-Protected Securities (“TIPS”). The Fund may invest in such securities of any duration or maturity.

Utilizing its own quantitative model, Cambria generally selects securities for inclusion in the Fund’s Cash Strategy portfolio tactically based on a comparison of their current yield spreads (i.e., the difference in quoted rates of return on differing debt instruments) relative to T-Bills and their historical average yield spreads. Government securities with varying maturities typically have different yields. Some U.S. government securities’ yields may be similar to the yields of T-Bills (narrow yield spreads), while others may have yields that are larger than and more attractive relative to the yields of T-Bills (wide yield spreads). Wider yield spreads, however, often indicate greater risks associated with those securities.

No less frequently than on a quarterly basis, the quantitative algorithm evaluates the current yield spreads of various U.S. Government securities relative to T-Bills and determines whether the current yield spreads are narrow or wide relative to historic averages. If a category of U.S. Government securities has a historically narrow yield spread relative to T-Bills, the Fund will invest in T-Bills. If, however, a category of U.S. Government securities, has a historically wide yield spread relative to T-Bills, the Fund will invest in such securities rather than T-Bills because the higher rate of return. To the extent that all of the various categories of U.S. Government securities have historically narrow yield spreads relative to T-Bills, the Fund may invest up to 100% of its Cash Strategy portfolio in T-Bills, as market conditions warrant.

Cayman Subsidiary

The Fund gains exposure to futures contracts and other derivative instruments either directly or indirectly through a wholly-owned Cayman Islands subsidiary (the “Subsidiary”) that is advised by Tidal Investments LLC (the “Adviser”) and sub-advised by Chesapeake. The Fund may invest up to 25% of its total assets in the Subsidiary, tested at the end of each fiscal quarter. The Subsidiary generally invests in futures contracts and other derivative instruments that do not generate “qualifying income” under the source of income test required to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Unlike the Fund, the Subsidiary may invest without limitation in futures contracts and other derivative instruments; however, the Subsidiary will comply with the same 1940 Act requirements that are applicable to the Fund’s transactions in derivatives. In addition, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under the Code. The Fund is the sole investor in the Subsidiary and does not expect the shares of the Subsidiary to be offered or sold to other investors. Except as otherwise noted, for the purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary.

The financial statements of the Subsidiary will be consolidated with the Fund’s financial statements in the Fund’s Annual and Semi-Annual Reports.